Accrued Expenses and Other Current Liabilities	9 Months Ended
Sep. 30, 2020
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

7. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of September 30,
	2019	2020
	US$	US$

Other tax payables (Note 1)	3,239,430	4,564,615
Accrued expenses (Note 2)	2,106,993	4,665,599
Others	609,533	985,186
Total	5,955,956	10,215,400

Note 1: Other tax payables as of September 30, 2020, mainly consisted of value-added tax payable of US$4.6 million and other taxes such as individual income tax and stamp duty tax.

Note 2: Accrued expenses mainly consisted of accrued professional service fees and other miscellaneous accrued marketing and operation expenses.